Ordinary Shares (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 16, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Repurchase Program, Authorized Amount		$ 10
Stock Repurchase Program, Period in Force		24 months
Repurchase of shares (Note 16)			300,000
Treasury Stock Acquired, Average Cost Per Share		$ 0.9	$ 3.55
Stock Repurchased and Retired During Period, Shares	14,393,400
Shares Repurchased To Shares Issued and Outstanding Percentage	11.50%